S000022083 [Member] Investment Objectives and Goals - Developed International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: DEVELOPED INTERNATIONAL INDEX FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Developed International Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of an international index composed of securities from developed countries.